March 15, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:  The OFFIT Variable Insurance Fund, Inc.
Registration No. 33-81748, 811-8640

Dear Sir or Madam:

    On behalf of the OFFIT Variable Insurance Fund, Inc. (the "Registrant"), and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, the undersigned hereby submits this filing in order to supplement the Registrant's three statements of additional information, each dated April 30, 1999, as supplemented October 20, 1999. In the event you have any questions concerning this filing, please do not hesitate to call me at 302-791-1079.

Very truly yours,

/s/ David C. Lebisky
David C. Lebisky
Assistant Secretary


cc:  Frankie Haan, Division of Investment Management
     Stephen Wells, Esq.
     Vincent M. Rella
     Michael Kagan
     Peter J. O'Rourke, Esq.








               THE OFFIT VARIABLE INSURANCE FUND, INC.
                        (the "Company")


               Supplement dated March 15, 2000 to the
          Statements of Additional Information of the Company
                     each dated April 30, 1999
                  as supplemented October 20, 1999

     On March 14, 2000, the Board of Directors of the Company approved a revision to the Statements of Additional Information (the "SAIs") in order to clarify the first restriction under FUNDAMENTAL INVESTMENT POLICIES. Currently, the term "industry" in the first restriction is not defined for purposes of applying the restriction and OFFITBANK (the "Adviser") has generally taken the position that the Standard Industry Classification codes published by the Securities and Exchange Commission should control. Accordingly, the following sentence is added as a new paragraph after the ninth restriction under FUNDAMENTAL INVESTMENT POLICIES in each of the SAIs:

     "For purposes of determining whether the limitation discussed in restriction number 1 above is met, a Fund considers each issuer to be a member of the industry designated by its Standard Industry Classification
     ("SIC") code and will apply the 25% limitation on a SIC by SIC basis."